Contents of Significant Accounts - Consideration Received and Gain Recognized from the Transaction (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jun. 01, 2015 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2014 TWD ($)
Consideration Received And Gain Recognized From Transaction [Line Items]
Add: Non-controlling interests		$ 32,281		$ 2,161,729	$ 2,027,065	$ 958,405	$ 956,808	$ 3,849,798
Gain on disposal of the shares of subsidiary		$ 33,539	$ 994,092	$ 859,400	$ 1,933,859
Disposal groups classified as held for sale [Member] | Topcell Solar International Co., Ltd. [Member]
Consideration Received And Gain Recognized From Transaction [Line Items]
Stock received	$ 1,495,023
Less: Net assets of the subsidiary deconsolidated	(1,227,422)
Add: Non-controlling interests	100,400
Less: Goodwill	(43,072)
Gain on disposal of the shares of subsidiary	$ 324,929